Cover	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2021
Entity File Number	000-19514
Entity Registrant Name	Gulfport Energy Corporation
Entity Central Index Key	0000874499
Entity Tax Identification Number	86-3684669
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3001 Quail Springs Parkway
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73134
City Area Code	(405)
Local Phone Number	252-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GPOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false